CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenue
Total revenue	$ 4,066,756	¥ 27,960,979	¥ 19,989,562	¥ 8,844,137
Cost of revenue
Total cost of revenue	(3,857,152)	(26,519,842)	(19,504,011)	(9,376,567)
Gross (loss)/profit	209,604	1,441,137	485,551	(532,430)
Selling expenses	(130,006)	(893,859)	(694,852)	(370,017)
General and administrative expenses	(148,450)	(1,020,671)	(928,188)	(521,237)
Research and development expenses	(26,846)	(184,581)	(139,009)	(80,326)
Other operating income				104,047
Total operating expenses	(305,302)	(2,099,111)	(1,762,049)	(867,533)
Loss from operations	(95,698)	(657,974)	(1,276,498)	(1,399,963)
Interest income	14,955	102,821	75,056	24,386
Interest expense	(10,917)	(75,060)	(47,154)	(21,379)
Foreign exchange loss	(950)	(6,533)	(6,320)	(1,864)
Other income	24,925	171,370	56,035	44,409
Other expense	(4,461)	(30,672)	(18,507)	(8,542)
Loss before income tax and share of net income/(loss) of equity investees	(72,146)	(496,048)	(1,217,388)	(1,362,953)
Income tax expense	(1,729)	(11,887)	(9,856)	(570)
Loss before share of net income/(loss) of equity investees	(73,875)	(507,935)	(1,227,244)	(1,363,523)
Share of net income/(loss) of equity investees	(66)	(456)	(816)	43
Net loss	(73,941)	(508,391)	(1,228,060)	(1,363,480)
Net loss attributable to non-controlling interests	(59)	(403)	(167)
Net loss attributable to BEST Inc	(73,882)	(507,988)	(1,227,893)	(1,363,480)
Accretion to redemption value of redeemable convertible preferred shares				(3,661,975)
Deemed dividend-Repurchase of redeemable convertible preferred shares				(160,891)
Deemed dividend-Modification of redeemable convertible preferred shares				(423,979)
Net loss attributable to ordinary shareholders	$ (73,882)	¥ (507,988)	¥ (1,227,893)	¥ (5,610,325)
Net loss per ordinary share:
Basic (in dollars per share) | (per share)	$ (0.19)	¥ (1.32)	¥ (8.28)	¥ (93.51)
Diluted (in dollars per share) | (per share)	$ (0.19)	¥ (1.32)	¥ (8.28)	¥ (93.51)
Shares used in net loss per share computation: Ordinary shares:
Basic (in shares) | shares				60,000,000
Diluted (in shares) | shares				60,000,000
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	$ 16,230	¥ 111,590	¥ (133,767)	¥ 129,305
Comprehensive loss	(57,711)	(396,801)	(1,361,827)	(1,234,175)
Comprehensive loss attributable to non-controlling interests	(59)	(403)	(167)
Comprehensive loss attributable to BEST Inc.	(57,652)	(396,398)	(1,361,660)	(1,234,175)
Accretion to redemption value of redeemable convertible preferred shares				(3,661,975)
Deemed dividend-Repurchase of redeemable convertible preferred shares				(160,891)
Deemed dividend-Modification of redeemable convertible preferred shares				(423,979)
Comprehensive loss attributable to ordinary shareholders	(57,652)	(396,398)	(1,361,660)	(5,481,020)
Class A ordinary shares
Cost of revenue
Net loss attributable to BEST Inc	(46,615)	(320,514)	(612,133)
Net loss attributable to ordinary shareholders	$ (46,615)	¥ (320,514)	¥ (612,133)
Net loss per ordinary share:
Basic (in dollars per share) | (per share)	$ (0.19)	¥ (1.32)	¥ (8.28)
Diluted (in dollars per share) | (per share)	$ (0.19)	¥ (1.32)	¥ (8.28)
Shares used in net loss per share computation: Ordinary shares:
Basic (in shares) | shares	242,542,728	242,542,728	73,900,022
Diluted (in shares) | shares	384,408,675	384,408,675	148,237,982
Class B ordinary shares
Cost of revenue
Net loss attributable to BEST Inc	$ (18,081)	¥ (124,319)	¥ (219,898)
Net loss attributable to ordinary shareholders	$ (18,081)	¥ (124,319)	¥ (219,898)
Net loss per ordinary share:
Basic (in dollars per share) | (per share)	$ (0.19)	¥ (1.32)	¥ (8.28)
Diluted (in dollars per share) | (per share)	$ (0.19)	¥ (1.32)	¥ (8.28)
Shares used in net loss per share computation: Ordinary shares:
Basic (in shares) | shares	94,075,249	94,075,249	26,547,262
Diluted (in shares) | shares	94,075,249	94,075,249	26,547,262
Class C ordinary shares
Cost of revenue
Net loss attributable to BEST Inc	$ (9,186)	¥ (63,155)	¥ (395,862)
Net loss attributable to ordinary shareholders	$ (9,186)	¥ (63,155)	¥ (395,862)
Net loss per ordinary share:
Basic (in dollars per share) | (per share)	$ (0.19)	¥ (1.32)	¥ (8.28)
Diluted (in dollars per share) | (per share)	$ (0.19)	¥ (1.32)	¥ (8.28)
Shares used in net loss per share computation: Ordinary shares:
Basic (in shares) | shares	47,790,698	47,790,698	47,790,698
Diluted (in shares) | shares	47,790,698	47,790,698	47,790,698
Express delivery
Revenue
Total revenue		¥ 17,702,869
Cost of revenue
Total cost of revenue	$ (2,460,301)	(16,915,801)	¥ (12,435,550)	(5,671,356)
Freight delivery
Revenue
Total revenue		4,102,610
Cost of revenue
Total cost of revenue	(573,927)	(3,946,032)	(3,362,652)	(1,906,930)
Supply chain management
Revenue
Total revenue		2,074,414
Cost of revenue
Total cost of revenue	(286,540)	(1,970,105)	(1,502,570)	(1,183,245)
Store
Cost of revenue
Total cost of revenue	(376,683)	(2,589,883)	(2,072,912)	(569,557)
Other
Cost of revenue
Total cost of revenue	(159,701)	(1,098,021)	(130,327)	(45,479)
Third parties
Revenue
Total revenue	3,971,876	27,308,627	19,499,563	8,572,715
Third parties | Express delivery
Revenue
Total revenue	2,549,117	17,526,449	12,667,734	5,344,733
Third parties | Freight delivery
Revenue
Total revenue	596,700	4,102,610	3,178,044	1,604,573
Third parties | Supply chain management
Revenue
Total revenue	232,490	1,598,482	1,229,498	1,014,034
Third parties | Store
Revenue
Total revenue	413,788	2,845,002	2,226,034	560,226
Third parties | Other
Revenue
Total revenue	179,781	1,236,084	198,253	49,149
Related parties
Revenue
Total revenue	94,880	652,352	489,999	271,422
Related parties | Express delivery
Revenue
Total revenue	25,659	176,420	118,545	44,100
Related parties | Supply chain management
Revenue
Total revenue	$ 69,221	¥ 475,932	¥ 371,454	¥ 227,322